CONSOLIDATED STATEMENT OF CASH FLOWS - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating activities
Income for the year before income tax from continuing operations	$ 4,060,854	$ 2,048,501	$ 1,835,590
Income for the year before income tax from discontinued operations	749,198	673,807	202,860
Income for the year before income tax	4,810,052	2,722,308	2,038,450
Adjustments to reconcile income for the year before income tax to net cash flows:
Depreciation of property, plant and equipment	278,679	201,865	157,189
Loss (gain) on disposal of property, plant and equipment	559	2,570	(8,435)
Amortization of intangible assets	48,697	40,161	37,271
Discount of accounts receivable and payable, net	(51,838)	(718,114)	(118,560)
Interest earned from customers	(270,715)	(108,423)	(41,965)
Finance income	(932,227)	(420,988)	(362,363)
Finance expenses	697,977	634,903	160,186
Share of the profit of associates	(715,001)	(147,513)	(43,390)
Share-based payments	2,942	0	0
Movements in provisions and long-term employee benefit plan	125,770	102,982	97,220
Working capital adjustments:
Increase in trade and other receivables	(1,057,029)	(966,677)	(882,760)
Decrease (Increase) in other non-financial assets, other financial asset and inventories	(376,674)	822,394	(48,554)
Increase in trade and other payables, other non-financial liabilities and liabilities from employee benefits	477,218	600,784	422,538
Total	3,038,410	2,766,252	1,406,827
Interest received from customers	76,198	70,234	31,592
Income tax and minimum presumed income tax paid	(725,625)	(747,879)	(165,432)
Net cash flows provided by operating activities	2,388,983	2,088,607	1,272,987
Investing activities
Purchase of property, plant and equipment	(3,483,521)	(1,070,201)	(664,166)
Upfront payments of property, plant and equipment purchases	0	(1,118,158)	(479,677)
Dividends received	36,372	25,798	60,616
Interest received from financial assets	0	4,088	31,529
Sale (Purchase) of available-for-sale financial assets, net	1,129,860	207,670	(290,240)
(Purchase) Sale of investments in associates	(6)	25,053	0
Net cash flows used in investing activities	(2,317,295)	(1,925,750)	(1,341,938)
Financing activities
Movement in short term borrowings	(312,210)	106,759	158,289
Bank loans received	1,871,894	868,789	0
Repayments of bank loans	(994,966)	0	0
Borrowings received from CAMMESA	403,427	784,245	733,906
Repayment of 9%Corporate bonds—Class I 2007	0	(743,087)	(288,182)
Interest paid	(42,758)	(64,157)	(88,722)
Dividends paid	(1,279,393)	(1,392,282)	(339,725)
Contributions from non-controlling interests	295,412	6,724	0
Net cash flows (used in) provided by financing activities	(58,594)	(433,009)	175,566
Increase (Decrease) in cash and cash equivalents	13,094	(270,152)	106,615
Exchange difference and other financial results	45,531	7,671	5,697
Cash and cash equivalents, beginning	30,008	292,489	180,177
Cash and cash equivalents, ending	$ 88,633	$ 30,008	$ 292,489